UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated (Deficit) Equity	Accumulated Other Comprehensive (Loss) Income	Total
Balance at Jan. 31, 2021	$ 40	$ 674,333	$ (93,722)	$ (682)	$ 579,969
Balance (in shares) at Jan. 31, 2021	4,000,000
Translation adjustment				(228)	(228)
Net (loss) income			(37,405)		(37,405)
Balance at Apr. 30, 2021	$ 40	674,333	(131,127)	(910)	542,336
Balance (in shares) at Apr. 30, 2021	4,000,000
Balance at Jan. 31, 2022	$ 11	1,306,146	(247,229)	970	1,059,898
Balance (in shares) at Jan. 31, 2022	133,258,027
Share-based compensation		6,898			6,898
Common stock issued (in shares)	179,167
Shares repurchased for tax withholding upon vesting of restricted stock-based awarded		(309)			(309)
Shares repurchased for tax withholding upon vesting of restricted stock-based awarded (in shares)	(51,316)
Common stock issued in conjunction with Codecademy acquisition	$ 3	182,547			182,550
Common stock issued in conjunction with Codecademy acquistion (in shares)	30,374,427
Fair value adjustment for equity awards attributed to Codecademy acquisition		538			538
Translation adjustment				(2,248)	(2,248)
Net (loss) income			(21,643)		(21,643)
Balance at Apr. 30, 2022	$ 14	$ 1,495,820	$ (268,872)	$ (1,278)	$ 1,225,684
Balance (in shares) at Apr. 30, 2022	163,760,305